Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2021
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Summary of reconciliation of changes in Vermilion's exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2021	2020
Balance at January 1	254,094	286,148
Acquisitions	—	1,380
Additions	35,406	14,721
Changes in asset retirement obligations	110	(500)
Transfers to capital assets	(11,495)	—
Depreciation	(35,549)	(54,838)
Foreign exchange	(9,276)	7,183
Balance at December 31	233,290	254,094

Cost	408,494	395,615
Accumulated depreciation	(175,204)	(141,521)
Carrying amount at December 31	233,290	254,094